REVENUE AND DEFERRED REVENUE (Details Narrative)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Customer One [Member]
IfrsStatementLineItems [Line Items]
Revenue percentage	83.00%	80.00%